Intangible Assets (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Depreciation and amortization expense	$ 355,463	$ 13,821	$ 486,184	$ 57,853